Mining interests (Tables)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Disclosure of detailed information about mining interests [Table Text Block]
	Mining		Plant,
	properties	Land and	equipment and	Construction
	and leases	buildings	vehicles	in progress	Total
At January 1, 2016	948,182	78,198	191,825	35,949	1,254,154
Additions	55,788	8,256	30,536	(21,218)	73,362
Reclassifications	1,086	3,948	(5,279)	239	(6)
Assets derecognized	-	-	(5,021)	-	(5,021)
At December 31, 2016	1,005,056	90,402	212,061	14,970	1,322,489
Additions	32,876	4,409	6,332	(8,093)	35,524
Assets derecognized	-	-	(8,180)	-	(8,180)
Disposition of Black Fox Complex and Cerro del Gallo project	(456,856)	(18,579)	(68,012)	(926)	(544,373)
At December 31, 2017	$581,076	$76,232	$142,201	$5,951	$805,460

Accumulated depreciation and depletion
At January 1, 2016	355,893	16,945	91,198	-	464,036
Depreciation and depletion	31,046	3,247	22,942	-	57,235
Impairment charge	228,000	-	-	-	228,000
Reclassifications	1,487	4,768	(6,261)	-	(6)
Assets derecognized	-	-	(4,696)	-	(4,696)
At December 31, 2016	616,426	24,960	103,183	-	744,569
Depreciation and depletion	7,162	1,999	19,257	-	28,418
Impairment charge	284,972	48,311	65,538	-	398,821
Assets derecognized	-	-	(7,233)	-	(7,233)
Disposition of Black Fox Complex and Cerro del Gallo project	(412,926)	(15,504)	(55,735)	-	(484,165)
At December 31, 2017	$495,634	$59,766	$125,010	$-	$680,410

Carrying value
At December 31, 2016	$388,630	$65,442	$108,878	$14,970	$577,920
At December 31, 2017	$85,442	$16,466	$17,191	$5,951	$125,050

Disclosure of additional information about mining interests [Table Text Block]
	Mining		Plant,
	properties	Land and	equipment	Construction	December 31	December 31
	and leases	buildings	and vehicles	in progress	2017	2016
San Dimas Mine	$85,442	$16,466	$16,976	$5,951	$124,835	$428,251
Black Fox Complex	-	-	-	-	-	85,680
Cerro Del Gallo Project	-	-	-	-	-	63,659
Corporate	-	-	215	-	215	330
Total	$85,442	$16,466	$17,191	$5,951	$125,050	$577,920